Fees Summary	Mar. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,880,000
Previously Paid Amount	0.00
Total Fee Amount	287.83
Total Offset Amount	0.00
Net Fee	287.83
Narrative - Max Aggregate Offering Price	$ 1,880,000
Final Prospectus	true